Organization and Basis of Presentation (Tables)	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Variable Interest Entities and Subsidiaries
As of June 30, 2022, the Company’s principal subsidiaries, VIE and VIE’s subsidiary are as follows:

	Date of incorporation	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Subsidiaries
Gracell Biotechnologies Holdings Limited (“Gracell BVI”)	May 22, 2018	British Virgin Islands	100%	Investment holding
Gracell Biotechnologies (HK) Limited (“Gracell HK”)	June 7, 2018	Hong Kong	100%	Investment holding
Gracell Bioscience (Shanghai) Co., Ltd.	August 24, 2018	The PRC	100%	Research and development of innovative medicines
Gracell Biopharmaceuticals, Inc.	February 11, 2020	The United States of America	100%	Research and development of innovative medicines
Gracell Biomedicine (Shanghai) Co., Ltd.	August 19, 2020	The PRC	100%	Research and development of innovative medicines
Hainan Gracell Biomedicine Co., Ltd.	June 25, 2021	The PRC	100%	Research and development of innovative medicines
Suzhou Gracell Bioscience Co., Ltd.	July 12, 2021	The PRC	100%	Research and development of innovative medicines
VIE
Gracell Biotechnologies (Shanghai) Co., Ltd.	May 22, 2017	The PRC	—	Research and development of innovative medicines
VIE’s subsidiary
Suzhou Gracell Biotechnologies Co., Ltd. (“Suzhou Gracell”)	April 23, 2018	The PRC	—	Research and development of innovative medicines

Summary of Financial Statements of the Variable Interest Entity and its Subsidiaries
The following financial information of the Group’s VIE and the VIE’s subsidiary as of December 31, 2021 and June 30, 2022 and for the six months ended June 30, 2021 and 2022 is included in the accompanying condensed consolidated financial statements of the Group as follows:

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB	US$
			(Note 2)
ASSETS
Current assets:
Cash and cash equivalents	122,220	133,069	19,867
Short-term investments	3,615	3,594	537
Amounts due from Group companies	65,705	65,705	9,809
Prepayments and other current assets	40,968	12,556	1,875

Total current assets	232,508	214,924	32,088
Property, equipment and software	60,944	44,638	6,664
Operating lease, right-of-use assets	4,827	2,356	352
Other non-current assets	7,983	8,236	1,230

TOTAL ASSETS	306,262	270,154	40,334

LIABILITIES
Current liabilities:
Amounts due to related parties	486,794	538,361	80,375
Short-term borrowings	66,100	99,600	14,870
Operating lease liabilities, current	4,367	3,125	466
Current portion of long-term borrowings	2,376	2,684	400
Accruals and other current liabilities	35,685	51,633	7,709

Total current liabilities	595,322	695,403	103,820
Long-term borrowings	54,349	52,962	7,907
Amounts due to Group companies	59,500	59,500	8,883
Operating lease liabilities, non-current	730	—	—

TOTAL LIABILITIES	709,901	807,865	120,610

	For the six months ended June 30,
	2021	2022
	RMB	RMB	US$
			(Note 2)
Net loss	(103,897)	(134,070)	(20,016)

	For the six months ended June 30,
	2021	2022
	RMB	RMB	US$
			(Note 2)
Net cash used in operating activities	(80,625)	(68,293)	(10,196)
Net cash generated from (used in) investing activities	7,851	(4,847)	(724)
Net cash generated from financing activities	63,429	83,988	12,539